DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of Detailed Information About Borrowings
The partnership’s debt obligations include the following:

	Dec. 31, 2024		Dec. 31, 2023
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	6.38%	$2,133	7.36%	$3,251
Brookfield Property Partners’ corporate bonds	4.79%	1,321	4.67%	1,887
BPYU term debt	6.96%	1,147	7.96%	1,366
Brookfield Properties Retail Holding LLC senior secured notes	5.20%	1,493	5.20%	1,695
Brookfield Properties Retail Holding LLC corporate facility	7.19%	397	8.21%	508
Brookfield Properties Retail Holding LLC junior subordinated notes	6.29%	198	7.07%	198
Subsidiary borrowings	5.36%	332	6.85%	47

Secured debt obligations:
Funds subscription credit facilities(1)	6.46%	3,498	7.38%	3,638
Fixed rate	5.11%	15,396	4.40%	28,417
Variable rate	7.32%	25,809	8.05%	28,049
Deferred financing costs		(225)		(344)
Total debt obligations		$51,499		$68,712

Current		$14,719		$15,319
Non-current		35,964		53,393
Debt associated with assets held for sale		816		—
Total debt obligations		$51,499		$68,712
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2024			Dec. 31, 2023
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. Dollars	$35,414		$35,414	$43,788		$43,788
Euros	1,515		€1,463	7,409		€6,711
British Pounds	6,157		£4,919	6,240		£4,902
Canadian Dollars	3,157	C$	4,541	3,967	C$	5,257
Indian Rupees	1,805	Rs	154,296	2,226	Rs	185,506
South Korean Won	1,675	₩	2,477,858	1,756	₩	2,280,000
Brazilian Reais	500	R$	3,097	1,731	R$	8,380
Australian Dollars	1,206	A$	1,948	1,310	A$	1,923
United Arab Emirates Dirham	95	AED	348	—	AED	—
Other currencies	200			629
Deferred financing costs	(225)			(344)
Total debt obligations	$51,499			$68,712

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

(US$ Millions)	Year ended Dec. 31, 2024	Year ended Dec. 31, 2023
Balance, beginning of period	$68,712	$58,562
Debt obligation issuance, net of repayments	3,675	(1,304)
Non-cash changes in debt obligations:
Debt from asset acquisitions	738	444
Assumed by purchaser	(1,245)	(372)
Amortization of deferred financing costs and (premium) discount	127	220
Foreign currency translation	(1,001)	652
Acquisition of Foreign Investments(1)	—	10,674
Deconsolidation of BSREP IV debt obligations(1)	(19,487)	—
Other	(20)	(164)
Balance, end of period	$51,499	$68,712
(1)See Note 31, Related Parties for further information on the Acquisition of Foreign Investments and Deconsolidation of BSREP IV investments.